UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A

Central Index Key Number of securitizer: 0001773422

Stratton Mortgage Funding 2021-2 PLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Milind Chaukar, +44 (20) 3569 4410

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

PricewaterhouseCoopers LLP was engaged to perform an agreed upon procedures engagement in respect of Project Jupiter Pool 1. PricewaterhouseCoopers LLP’s Agreed Upon Procedures Report in respect of Project Jupiter Pool 1 containing its findings is attached as an Exhibit to this Form ABS-15G.

PricewaterhouseCoopers LLP was engaged to perform an agreed upon procedures engagement in respect of Project Jupiter Pool 2. PricewaterhouseCoopers LLP’s Agreed Upon Procedures Report in respect of Project Jupiter Pool 2 containing its findings is attached as an Exhibit to this Form ABS-15G.

PricewaterhouseCoopers LLP was engaged to perform an agreed upon procedures engagement in respect of Project Jupiter Pool 3. PricewaterhouseCoopers LLP’s Agreed Upon Procedures Report in respect of Project Jupiter Pool 3 containing its findings is attached as an Exhibit to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citibank, N.A., London Branch EMEA International Residential Finance

(Securitizer)

By:	/s/ Milind Chaukar
Name:	Milind Chaukar
Title:	Managing Director

Date: February 16, 2021

EXHIBIT INDEX

Exhibit Number	Description
99.1	Independent Accountant’s Report on Applying Agreed Upon Procedures in respect of Project Jupiter Pool 1, dated February 16, 2021 of PricewaterhouseCoopers LLP.
99.2	Independent Accountant’s Report on Applying Agreed Upon Procedures in respect of Project Jupiter Pool 2, dated February 16, 2021 of PricewaterhouseCoopers LLP.
99.3	Independent Accountant’s Report on Applying Agreed Upon Procedures in respect of Project Jupiter Pool 3, dated February 16, 2021 of PricewaterhouseCoopers LLP.